BUSINESS COMBINATIONS - Consideration Transferred For Avanxo (Details) - USD ($) $ in Thousands		Dec. 31, 2019	May 31, 2019	Feb. 01, 2019	Jan. 17, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Cash paid		$ 103,978				$ 4,328	$ 21,300
Total consideration paid net of cash and cash equivalents acquired		97,300				4,137	$ 19,149
Other financial liabilities		1,617				3,418
Other current financial liabilities	[1]	8,937				9,347
Avanxo
Disclosure of detailed information about business combination [line items]
Cash paid			$ 1,205	$ 42,144
Contingent consideration				2,158
Total consideration paid net of cash and cash equivalents acquired		44,302		$ 44,302	$ 44,460
Other financial liabilities		1,102				0
Other current financial liabilities		$ 1,147				$ 0

[1]	Includes other financial liabilities related to business combinations of 8,937 and 9,335 as of December 31, 2019 and 2018, respectively (note 25.11) and the fair value of foreign exchange forward contracts of 12 as of December 31, 2018, respectively (notes 28.10 and 28.11).